Subordinated debt (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net Movement Of Subordinated Debt [Abstract]
Opening balance on December 31	R$ 50,179,401	R$ 52,611,064
Issuance	10,890,606	6,594,610
Interest	3,517,067	5,100,017
Settlement and interest payments	(12,941,124)	(14,301,613)
Exchange variation	1,997,494	175,323
Closing balance on December 31	R$ 53,643,444	R$ 50,179,401